Finance Costs	6 Months Ended
Jun. 30, 2022
Finance Costs [Abstract]
Finance Costs

5. FINANCE COSTS

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Interest Expense – Short-Term Borrowings and Long-Term Debt	130	136	260	278
Net Premium (Discount) on Redemption of Long-Term Debt (Note 18)	(32)	—	(25)	—
Interest Expense – Lease Liabilities (Note 19)	41	42	83	86
Unwinding of Discount on Decommissioning Liabilities (Note 21)	45	46	89	94
Other	12	8	18	18
	196	232	425	476
Capitalized Interest	(1)	—	(1)	—
	195	232	424	476